Accounts Payable and Other (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other

In millions	December 31,	2019	2018
Trade payables		$866	$982
Accrued charges		318	232
Payroll-related accruals		284	436
Income and other taxes		202	205
Accrued interest		161	142
Operating lease liabilities (Note 10)		122	—
Personal injury and other claims provisions (Note 19)		91	97
Contract liabilities (Note 4)		50	3
Environmental provisions (Note 19)		38	39
Other postretirement benefits liability (Note 15)		15	17
Other		210	163
Total accounts payable and other		$2,357	$2,316